Subsequent Events (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 01, 2025	Feb. 27, 2025	Feb. 26, 2025	Feb. 25, 2025	Feb. 24, 2025	Feb. 29, 2024	Feb. 06, 2024	Feb. 29, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Proceeds from convertible notes										$ 190,000		$ 650,000
Fee income										500,000
Common stock issued, shares								87,500				969,500	6,023,067
Share price								$ 0.40
Common stock issued, value								$ 35,000			$ 35,000	$ 725,600	$ 3,107,120
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued, shares		1,000,000
Share price		$ 0.50
Common stock issued, value		$ 500,000
Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes										$ 250,000
Convertible price, description										(x) 100% less the discount of 25% and (y) the lowest per share purchase price of the equity securities issued in the next equity financing; and/or (ii) corporate transaction conversion: at the closing of a major corporate transaction, the note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of such note on the closing of such corporate transaction by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the closing date of the corporate transaction; and/or (iii) at any time on or after the maturity date, each note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of the note on the date of such conversion by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the maturity date.
Two Investors [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes							$ 250,000
Convertible price, description									(x) 100% less the discount of 25% and (y) the lowest per share purchase price of the equity securities issued in the next equity financing; and/or (ii) corporate transaction conversion: at the closing of a major corporate transaction, the note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of such note on the closing of such corporate transaction by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the closing date of the corporate transaction; and/or (iii) at any time on or after the maturity date, each note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of the note on the date of such conversion by (y) the applicable conversion price of the product of (x) 100% less the discount of 25%
Roy Chestnutt [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes								$ 50,000
Convertible price, description								(x) 100% less the discount of 25% and (y) the lowest per share purchase price of the equity securities issued in the next equity financing; and/or (ii) corporate transaction conversion: at the closing of a major corporate transaction, the note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of such note on the closing of such corporate transaction by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the closing date of the corporate transaction; and/or (iii) at any time on or after the maturity date, each note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of the note on the date of such conversion by (y) the applicable conversion price of the product of (x) 100% less the discount of 25%
Manoel Amorim [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes				$ 50,000		$ 50,000
Convertible price, description				(x) 100% less the discount of 25% and (y) the lowest per share purchase price of the equity securities issued in the next equity financing; and/or (ii) corporate transaction conversion: at the closing of a major corporate transaction, the note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of such note on the closing of such corporate transaction by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the closing date of the corporate transaction; and/or (iii) at any time on or after the maturity date, each note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of the note on the date of such conversion by (y) the applicable conversion price of the product of (x) 100% less the discount of 25%		(x) 100% less the discount of 25% and (y) the lowest per share purchase price of the equity securities issued in the next equity financing; and/or (ii) corporate transaction conversion: at the closing of a major corporate transaction, the note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of such note on the closing of such corporate transaction by (y) the applicable conversion price of the product of (x) 100% less the discount of 25% and (y) the volume weighted average trading price on the date that is ten days immediately prior to the closing date of the corporate transaction; and/or (iii) at any time on or after the maturity date, each note will convert into that number of conversion shares equal to the quotient obtained by dividing (x) the outstanding principal balance of the note on the date of such conversion by (y) the applicable conversion price of the product of (x) 100% less the discount of 25%
Rowland Day [Member] | Senior Secured Promissory Notes Payable [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes			Apr. 11, 2025		Apr. 11, 2025
Rowland Day [Member] | Senior Secured Promissory Notes Payable [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from convertible notes	Jul. 31, 2025
Chief Executive Officer and Director [Member]
Subsequent Event [Line Items]
Salaries payable												$ 300,000